Leases - Details of leases in the consolidated balance sheet (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases
Total right-of-use assets	€ 897,552	€ 795,657	€ 678,696
Lease liabilities
Non-current	914,588	825,157
Current	102,356	48,567
Total lease liabilities	1,016,944	873,724
Land and Buildings
Leases
Total right-of-use assets	885,050	782,125
Machinery
Leases
Total right-of-use assets	3,017	5,283
Computer equipment
Leases
Total right-of-use assets	1,026	2,044
Vehicles
Leases
Total right-of-use assets	€ 8,459	€ 6,205